Dividends on ordinary capital - Summary of Dividends on Ordinary Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Dividend On Ordinary Capital [Abstract]
Dividends on ordinary capital during the year	€ (4,453)		€ (4,320)	€ (4,327)
Dividends in specie to shareholders in The Magnum Ice Cream Company shares	(6,752)	[1]	0	0
Cash and non-cash dividends recognised as distribution to owners	€ (11,205)		€ (4,320)	€ (4,327)

[1]	A non‑cash dividend was distributed to shareholders in connection with the demerger of our Ice Cream business. The distribution was settled through the transfer of the Company’s equity interest in the demerged entity, measured at fair value and recognised directly in equity with no associated cash outflow.